RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES TRANSACTIONS

	Six months ended June 30
	2024	2023
	U.S. dollars in thousands
Balances With Related Parties:
Promissory note	2,069	-
Transactions with Related Parties:
Finance expenses:
Interest expense related to Promissory note	39	-
Share based compensation:
Research and development income, net	20	(22)
General and administrative expenses	81	95

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Share based compensation expenses:
Research and development income, net	(163)	(529)	(459)
General and administrative expenses	76	19	399